Pension and other post-retirement benefits - Plan assets measured at fair value roll-forward (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	SFr 89
End of the measurement period	77	SFr 89
Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	21,901
End of the measurement period	22,212	21,901
Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,351	1,379
Transfers In	0	0
Transfers Out	0	(82)
On assets still held at reporting date	69	54
On assets sold during the period	0	0
Purchases, sales, settlements	24	0
Foreign currency translation impact	0	0
End of the measurement period	1,444	1,351
Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	34
Transfers In		0
Transfers Out		(34)
On assets still held at reporting date		0
On assets sold during the period		0
Purchases, sales, settlements		0
Foreign currency translation impact		0
End of the measurement period		0
Defined benefit pension plans | Level 3 | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,351	1,345
Transfers In	0	0
Transfers Out	0	(48)
On assets still held at reporting date	69	54
On assets sold during the period	0	0
Purchases, sales, settlements	24	0
Foreign currency translation impact	0	0
End of the measurement period	1,444	1,351
Defined benefit pension plans | Level 3 | Real estate - direct
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,351	1,297
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	69	54
On assets sold during the period	0	0
Purchases, sales, settlements	24	0
Foreign currency translation impact	0	0
End of the measurement period	1,444	1,351
Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	48
Transfers In		0
Transfers Out		(48)
On assets still held at reporting date		0
On assets sold during the period		0
Purchases, sales, settlements		0
Foreign currency translation impact		0
End of the measurement period		0
Switzerland | Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	17,790	16,225
Foreign currency translation impact	0	0
End of the measurement period	18,000	17,790
Switzerland | Defined benefit pension plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	6,950
End of the measurement period	5,884	6,950
Switzerland | Defined benefit pension plans | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	6,950
End of the measurement period	5,884	6,950
Switzerland | Defined benefit pension plans | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	5,015
End of the measurement period	5,320	5,015
Switzerland | Defined benefit pension plans | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	2,628
End of the measurement period	3,239	2,628
Switzerland | Defined benefit pension plans | Real estate - direct
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,351
End of the measurement period	1,444	1,351
Switzerland | Defined benefit pension plans | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,277
End of the measurement period	1,795	1,277
Switzerland | Defined benefit pension plans | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	2,494
End of the measurement period	3,099	2,494
Switzerland | Defined benefit pension plans | Private equity - alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,561
End of the measurement period	1,794	1,561
Switzerland | Defined benefit pension plans | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	511
End of the measurement period	414	511
Switzerland | Defined benefit pension plans | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	422
End of the measurement period	891	422
Switzerland | Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,351	1,379
Transfers In	0	0
Transfers Out	0	(82)
On assets still held at reporting date	69	54
On assets sold during the period	0	0
Purchases, sales, settlements	24	0
Exchange rate gains/(losses) on investments	0	0
End of the measurement period	1,444	1,351
Switzerland | Defined benefit pension plans | Level 3 | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,351
End of the measurement period	1,444	1,351
Switzerland | Defined benefit pension plans | Level 3 | Real estate - direct
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,351
End of the measurement period	1,444	1,351
Switzerland | Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Private equity - alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	4,111	3,604
Foreign currency translation impact	(257)	39
End of the measurement period	4,212	4,111
International | Defined benefit pension plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	3,723
End of the measurement period	3,813	3,723
International | Defined benefit pension plans | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,810
End of the measurement period	1,637	1,810
International | Defined benefit pension plans | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,913
End of the measurement period	2,176	1,913
International | Defined benefit pension plans | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	149
End of the measurement period	85	149
International | Defined benefit pension plans | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	29
End of the measurement period	20	29
International | Defined benefit pension plans | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	8
End of the measurement period	(47)	8
International | Defined benefit pension plans | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	45
End of the measurement period	0	45
International | Defined benefit pension plans | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	(37)
End of the measurement period	(47)	(37)
International | Defined benefit pension plans | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	84
End of the measurement period	77	84
International | Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Other post-retirement defined benefit plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	0
Foreign currency translation impact	0	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	4,111	3,604
Foreign currency translation impact	(257)	39
End of the measurement period	4,212	4,111
Bank | International | Defined benefit pension plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	3,723
End of the measurement period	3,813	3,723
Bank | International | Defined benefit pension plans | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,810
End of the measurement period	1,637	1,810
Bank | International | Defined benefit pension plans | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,913
End of the measurement period	2,176	1,913
Bank | International | Defined benefit pension plans | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	149
End of the measurement period	85	149
Bank | International | Defined benefit pension plans | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	29
End of the measurement period	20	29
Bank | International | Defined benefit pension plans | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	8
End of the measurement period	(47)	8
Bank | International | Defined benefit pension plans | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	45
End of the measurement period	0	45
Bank | International | Defined benefit pension plans | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	(37)
End of the measurement period	(47)	(37)
Bank | International | Defined benefit pension plans | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	84
End of the measurement period	77	84
Bank | International | Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
Transfers In	0
Transfers Out	0
On assets still held at reporting date	0
On assets sold during the period	0
Purchases, sales, settlements	0
Foreign currency translation impact	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
Transfers In	0
Transfers Out	0
On assets still held at reporting date	0
On assets sold during the period	0
Purchases, sales, settlements	0
Foreign currency translation impact	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Other post-retirement defined benefit plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	0
Foreign currency translation impact	0	0
End of the measurement period	SFr 0	SFr 0